Notes Receivable, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes Receivable [Line Items]
Short-term borrowing	$ 4,122,341	$ 1,249,765
Minimum [Member] | Bank Acceptance Notes and Commercial Acceptance Notes
Notes Receivable [Line Items]
Maturity dates	3 months
Maximum [Member] | Bank Acceptance Notes and Commercial Acceptance Notes
Notes Receivable [Line Items]
Maturity dates	6 months
Notes Receivable [Member]
Notes Receivable [Line Items]
Short-term borrowing	$ 4,122,341	$ 1,249,765